DERIVATIVES ACTIVITIES - Net Investment Hedges (Details) (Net Investment Hedging, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Investment Hedging
Derivative gain (losses)
Net investment hedge ineffectiveness recorded in earnings	$ 0
Gain (loss) recognized in OCI, effective portion, net	$ 2,890,000,000	$ 2,370,000,000	$ (3,829,000,000)